Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
HSBC U.S. Government Money Market Fund | HSBC U.S. Government Money Market Fund Class I Shares
Prospectus [Line Items]
Annual Return [Percent]	5.20%	5.05%	1.62%	0.03%	0.39%	2.13%	1.75%	0.81%	0.26%	0.03%
HSBC U.S. Treasury Money Market Fund | HSBC U.S. Treasury Money Market Fund Class Y Shares
Prospectus [Line Items]
Annual Return [Percent]	5.06%	4.90%	1.49%	0.01%	0.32%	1.95%	1.61%	0.65%	0.07%	none
HSBC Radiant U.S. Smaller Companies Fund | HSBC Radiant U.S. Smaller Companies Fund Class A Shares
Prospectus [Line Items]
Annual Return [Percent]	12.39%	24.12%	(26.15%)	15.69%	32.91%	33.85%	(8.90%)	29.58%	2.39%	(5.09%)
HSBC Radiant U.S. Smaller Companies Fund Class I | HSBC Radiant U.S. Smaller Companies Fund Class I Shares
Prospectus [Line Items]
Annual Return [Percent]	12.29%	24.76%	(25.39%)	16.21%	33.37%	34.29%	(8.41%)	30.14%	2.93%	(4.49%)